COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments for non-cancellable operating leases
US$
2013	406
2014	2
2015	1
2016 and thereafter	—
Total	409

Schedule of future minimum compensation costs to the land owners
US$
2013	105
2014	86
2015	203
2016	194
2017	193
Thereafter	5,535
Total	6,316